Note 4 - Deposits	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
4.	Deposits

Certificates of deposit and other time deposits issued in denominations that meet or exceed the Federal Deposit Insurance Corporation (FDIC) insurance limit of $250,000 totaled $1,671,361 and $1,593,144 at December 31, 2024 and 2023, respectively, and are included in interest-bearing deposits in the statements of financial condition.

A summary of deposit balances by type as of December 31 is as follows (dollars in thousands):

	Interest Rates as of Dec 31, 2024	2024	2023
Now Checking Accounts	0.00-0.20%	$8,406	$8,528
Passbook Savings Accounts	0.01%	11,548	2,798
		19,954	11,326

Certificates of Deposit	0.00-0.99%	1,538	3,803
	1.00-1.99%	267	249
	2.00-2.99%	6	-
	3.00-3.99%	3,799	3,306
	4.00-4.99%	746	436
	5.00-5.99%	3,225	1,736
		9,581	9,530

	Total	$29,535	$20,856

Time Deposits

At December 31, the scheduled maturities of time deposits were as follows (dollars in thousands):

	2024		2023
Period of Maturity	Amount	Percentage of Total	Amount	Percentage of Total
Within 12 months	$9,125	95.24%	$6,986	73.31%
13 months - 24 months	365	3.81%	2,435	25.55%
25 months - 36 months	78	0.81%	104	1.09%
37 months - 48 months	1	0.01%	5	0.05%
40 months - 60 months	12	0.13%	-	-%
Total	$9,581	100.00%	$9,530	100.00%

Deposits with Related Parties and Concentrations

During the normal course of business, the Association accepts deposits from members of the Board of Directors and officers. As of December 31, 2024 and 2023, these deposits totaled $4,705,789 and $4,907,657. As of December 31, 2024 and 2023, one customer represented 16% and 23% of the total deposits outstanding, respectively.

Interest-Bearing Deposits

Interest expense on deposits during the years ended December 31 was as follows (dollars in thousands):

	2024	2023
Now Accounts	$9	$11
Passbook Accounts	-	-
Certificates of Deposit	355	134
Total	$364	$145

Weighted Average Interest Rate	1.77%	0.67%

The weighted average interest rate on NOW accounts was 0.04%, on passbook savings accounts was 0.01%, and on certificates of deposit was 3.84% as of December 31, 2024. The weighted average interest rate on NOW accounts was 0.12%, on passbook savings accounts was 0.01%, and on certificates of deposit was 2.73% as of December 31, 2023.